Cover	Jan. 23, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 23, 2023
Entity Registrant Name	Umpqua Holdings Corporation
Entity Incorporation, State or Country Code	OR
Entity File Number	001-34624
Entity Tax Identification Number	93-1261319
Entity Address, Address Line One	5885 Meadows Road
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Lake Oswego
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97035
City Area Code	(503)
Local Phone Number	727-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common Stock
Trading Symbol	UMPQ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001077771
Amendment Flag	false